SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of potentially dilutive securities that have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive:

	Nine Months Ended September 30,		Three Months Ended September 30,
	2017	2016	2017	2016
Warrants to purchase common stock	641,000	666,667	641,000	666,667
Cashless warrants not converted to common stock	783,112	1,228,455	783,112	1,228,455
Stock options	6,580,000	3,680,000	6,580,000	3,680,000
	8,004,112	5,575,122	8,004,112	5,575,122

	Years Ended December 31,
	2016	2015
Warrants to purchase common stock	666,667	3,000,000
Cashless warrants not converted to common stock	783,112	—
Stock options	3,680,000	600,000
Total potentially dilutive securities	5,129,779	3,600,000

Schedule of significant concentrations in revenues and accounts receivable

The following tables show significant concentrations in our revenues and accounts receivable for the periods indicated:

Percentage of Revenue:

	Nine Months Ended		Three Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Customer A	82%	88%	98%	80%
Customer B	17%	12%	2%	20%
Customer C	1%	0%	0%	0%

Percentage of Accounts Receivable:

	Nine Months Ended September 30,
	2017	2016
Customer A	0%	68%
Customer B	0%	30%
Customer C	0%	21%

Percentage of Revenue:

	Years Ended December 31,
	2016	2015
Customer A	95%	36%
Customer B	3%	32%
Customer C	2%	18%

Percentage of Accounts Receivable:

	Years Ended December 31,
	2016	2015
Customer D	75%	56%
Customer E	25%	41%
Customer F	%	1%